Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
Disclosure of operating segments [abstract]
Unallocated forex on MAT credit entitlements	₨ 182